Fair Value Measurements (Details) - Schedule of Financial Assets that are Measured at Fair Value on a Recurring Basis - U.S. Treasury Securities [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Investments held in Trust Account:
U.S. Treasury Securities	$ 25,517,987	$ 233,452,747
Fair Value, Inputs, Level 1 [Member]
Investments held in Trust Account:
U.S. Treasury Securities	25,517,987	233,452,747
Fair Value, Inputs, Level 2 [Member]
Investments held in Trust Account:
U.S. Treasury Securities
Fair Value, Inputs, Level 3 [Member]
Investments held in Trust Account:
U.S. Treasury Securities